World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	204,999,934.01	20,604
Yield Supplement Overcollateralization Amount 10/31/20	5,756,235.63	0
Receivables Balance 10/31/20	210,756,169.64	20,604
Principal Payments	11,795,634.18	469
Defaulted Receivables	485,698.89	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	5,233,085.05	0
Pool Balance at 11/30/20	193,241,751.52	20,100

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.47%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	4,629,195.92	354
Past Due 61-90 days	1,389,413.45	99
Past Due 91-120 days	224,285.57	17
Past Due 121+ days	0.00	0
Total	6,242,894.94	470

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Delinquency Trigger Occurred	NO

Recoveries	385,045.23
Aggregate Net Losses/(Gains) - November 2020	100,653.66
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.57%
Prior Net Losses Ratio	-0.07%
Second Prior Net Losses Ratio	0.00%
Third Prior Net Losses Ratio	-0.77%
Four Month Average	-0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.23%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	6.63%
Weighted Average Remaining Term	26.02

Flow of Funds	$ Amount
Collections	13,915,425.60
Investment Earnings on Cash Accounts	158.45
Servicing Fee (1)	(175,630.14)
Transfer to Collection Account	0.00
Available Funds	13,739,953.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	277,703.04
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,758,182.49
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	595,246.71
(10) Collection Account Redeposits	1,040,000.00

Total Distributions of Available Funds	13,739,953.91

Servicing Fee	175,630.14
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 11/16/20	192,146,188.37
Principal Paid	11,758,182.49
Note Balance @ 12/15/20	180,388,005.88

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2a
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2b
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-3
Note Balance @ 11/16/20	62,696,188.37
Principal Paid	11,758,182.49
Note Balance @ 12/15/20	50,938,005.88
Note Factor @ 12/15/20	11.9572784%

Class A-4
Note Balance @ 11/16/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	94,750,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	34,700,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	346,524.71
Total Principal Paid	11,758,182.49
Total Paid	12,104,707.20

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.14088%
Coupon	0.28088%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	100,836.37
Principal Paid	11,758,182.49
Total Paid to A-3 Holders	11,859,018.86

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2757967
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3582574
Total Distribution Amount	9.6340541

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2367051
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.6013673
Total A-3 Distribution Amount	27.8380724

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	3,213,436.41
Investment Earnings	107.99
Investment Earnings Paid	(107.99)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,157,864.14	$1,108,379.13	$1,131,207.53
Number of Extensions	94	80	81
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.49%	0.48%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.